Nature of Regulation - FortisAlberta (Details) - FortisAlberta - AUC		12 Months Ended		36 Months Ended
	Jan. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Public Utilities, General Disclosures [Line Items]
Efficiency gains benefit period beyond initial term (period)			2 years
ROE (percent)			8.30%	8.30%
Capital structure of common equity (percent)	37.00%			40.00%
Forecast
Public Utilities, General Disclosures [Line Items]
ROE (percent)		8.50%